Schedule of Investments
(unaudited)
July 31, 2025
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 6.8%
Aristocrat Leisure Ltd. ........... 3,102 $ 138,898
Aurizon Holdings Ltd. ........... 6,373 13,229
BHP Group Ltd. ............... 3,716 93,848
Coles Group Ltd. .............. 3,880 51,658
Commonwealth Bank of Australia ... 2,551 289,614
Evolution Mining Ltd. ........... 146 661
JB Hi-Fi Ltd. ................. 494 35,184
Macquarie Group Ltd. ........... 352 48,747
Mirvac Group
(a)
............... 1,061 1,522
Northern Star Resources Ltd. ...... 4,776 47,451
Orica Ltd. ................... 2,214 30,235
Pro Medicus Ltd. .............. 86 17,660
QBE Insurance Group Ltd. ....... 93 1,380
REA Group Ltd. ............... 470 71,596
Rio Tinto plc ................. 1,883 112,150
SEEK Ltd. .................. 972 14,994
Sonic Healthcare Ltd. ........... 3,557 62,813
South32 Ltd. ................. 35,672 66,708
Wesfarmers Ltd. .............. 1,305 71,383
Worley Ltd. .................. 3,461 29,453
1,199,184
Austria — 0.2%
BAWAG Group AG
(b) (c)
........... 294 37,105
Belgium — 0.7%
Ageas SA ................... 252 17,134
Anheuser-Busch InBev SA/NV ..... 1,446 83,135
UCB SA .................... 81 17,403
117,672
Brazil — 0.2%
Yara International ASA .......... 758 28,021
Chile — 0.2%
Antofagasta plc ............... 1,246 30,728
China — 0.5%
Budweiser Brewing Co. APAC Ltd.
(b) (c)
900 945
Prosus NV , Class N ............ 1,530 87,402
88,347
Denmark — 1.5%
AP Moller - Maersk A/S , Class A .... 2 3,924
AP Moller - Maersk A/S , Class B .... 4 7,899
Danske Bank A/S .............. 86 3,412
Genmab A/S
(d)
................ 99 21,315
GN Store Nord A/S
(d)
........... 799 11,446
Novo Nordisk A/S , Class B ....... 3,215 149,523
Pandora A/S ................. 38 6,274
ROCKWOOL A/S , Class B ....... 121 5,302
Tryg A/S .................... 180 4,342
Vestas Wind Systems A/S ........ 2,805 51,214
264,651
Finland — 1.5%
Kone OYJ , Class B ............ 9 553
Nokia OYJ .................. 12,787 52,111
Nordea Bank Abp ............. 8,878 129,546
Sampo OYJ , Class A ........... 6,231 66,882
Wartsila OYJ Abp .............. 615 16,991
266,083
France — 10.3%
Air Liquide SA ................ 79 15,542
Airbus SE ................... 164 32,973
Alstom SA
(d)
................. 280 6,568
Security
Shares
Shares Value
France (continued)
Amundi SA
(b) (c)
................ 150 $ 11,085
AXA SA .................... 1,377 66,880
BNP Paribas SA .............. 1,884 171,780
Bureau Veritas SA ............. 1,741 53,616
Capgemini SE ................ 212 31,562
Carrefour SA ................. 2,418 34,652
Credit Agricole SA ............. 4,367 80,373
Danone SA .................. 2,006 164,165
Dassault Systemes SE .......... 2,762 90,735
Eiffage SA .................. 409 54,902
Engie SA ................... 4,821 108,368
FDJ United
(b) (c)
................ 213 6,644
Hermes International SCA ........ 71 173,630
Ipsen SA ................... 325 38,295
L'Oreal SA .................. 178 78,762
LVMH Moet Hennessy Louis Vuitton SE 248 133,129
Orange SA .................. 4,632 70,458
Publicis Groupe SA ............ 17 1,553
Safran SA ................... 684 225,550
Thales SA ................... 176 47,343
TotalEnergies SE .............. 1,576 93,718
Valeo SE ................... 2,057 22,379
1,814,662
Germany — 10.1%
adidas AG .................. 292 55,810
Allianz SE (Registered) .......... 664 262,398
Deutsche Bank AG (Registered) .... 2,171 71,505
Deutsche Post AG ............. 518 23,209
Deutsche Telekom AG (Registered) . 5,492 196,976
E.ON SE ................... 5,857 106,851
Evonik Industries AG ........... 61 1,211
GEA Group AG ............... 640 45,971
Henkel AG & Co. KGaA ......... 302 21,475
Infineon Technologies AG ........ 644 25,298
Knorr-Bremse AG ............. 40 3,992
Mercedes-Benz Group AG ........ 1,778 100,671
Nemetschek SE ............... 130 19,369
Nordex SE
(d)
................. 205 5,032
Rational AG ................. 30 23,159
Rheinmetall AG ............... 39 77,201
SAP SE .................... 1,349 385,754
Scout24 SE
(b) (c)
............... 10 1,336
Siemens AG (Registered) ........ 706 179,821
Siemens Energy AG
(d)
........... 1,306 151,207
Siemens Healthineers AG
(b) (c)
...... 278 14,974
Vonovia SE .................. 102 3,166
1,776,386
Hong Kong — 2.3%
AIA Group Ltd. ............... 21,400 199,537
Hong Kong Exchanges & Clearing Ltd. 300 16,236
Link REIT ................... 4,600 25,630
Sun Hung Kai Properties Ltd. ...... 5,500 65,326
Swire Pacific Ltd. , Class A ........ 2,000 18,079
Techtronic Industries Co. Ltd. ...... 5,000 59,788
WH Group Ltd.
(b) (c)
............. 19,500 19,522
Wharf Real Estate Investment Co. Ltd. 2,000 6,350
410,468
Ireland — 0.1%
Kerry Group plc , Class A ......... 96 8,868
Israel — 0.8%
Bank Hapoalim BM ............ 1,419 26,610
Bank Leumi Le-Israel BM ........ 1,420 26,268
Elbit Systems Ltd. ............. 5 2,307

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel (continued)
Israel Discount Bank Ltd. , Class A .. 1,164 $ 11,132
Mizrahi Tefahot Bank Ltd. ........ 425 26,254
Nice Ltd.
(d)
.................. 279 43,555
136,126
Italy — 2.7%
A2A SpA ................... 11,223 27,348
Amplifon SpA ................ 798 13,433
Banca Mediolanum SpA ......... 205 3,616
Banca Monte dei Paschi di Siena SpA 4,549 38,727
BPER Banca SpA ............. 892 8,778
Enel SpA ................... 14,553 128,333
Generali .................... 846 31,561
Infrastrutture Wireless Italiane SpA
(b) (c)
2,000 23,645
Intesa Sanpaolo SpA ........... 14,292 86,113
Leonardo SpA ................ 385 20,753
Nexi SpA
(b) (c)
................. 2,952 16,857
Recordati Industria Chimica e
Farmaceutica SpA ........... 40 2,294
Snam SpA .................. 10,292 59,645
UniCredit SpA ................ 191 14,052
Unipol Assicurazioni SpA ......... 297 5,957
481,112
Japan — 21.6%
Advantest Corp. ............... 500 33,250
Amada Co. Ltd. ............... 3,300 37,211
Asahi Group Holdings Ltd. ........ 2,400 30,447
Asahi Intecc Co. Ltd. ........... 200 3,112
Asahi Kasei Corp. ............. 800 5,566
Astellas Pharma, Inc. ........... 4,100 42,511
Brother Industries Ltd. .......... 1,400 23,822
Canon, Inc. .................. 2,100 59,646
Chugai Pharmaceutical Co. Ltd. .... 600 28,762
Dai-ichi Life Holdings, Inc. ........ 3,300 26,110
Daiichi Sankyo Co. Ltd. .......... 1,700 41,704
Daiwa Securities Group, Inc. ...... 7,500 52,214
Denso Corp. ................. 5,200 70,551
ENEOS Holdings, Inc. .......... 16,400 86,078
FANUC Corp. ................ 2,100 58,458
Fujitsu Ltd. .................. 3,300 71,887
Fukuoka Financial Group, Inc. ..... 300 8,180
Hitachi Ltd. .................. 5,800 177,484
Honda Motor Co. Ltd. ........... 700 7,247
Hoya Corp. .................. 600 75,698
Inpex Corp. .................. 700 9,967
Japan Exchange Group, Inc. ...... 300 2,932
Japan Post Bank Co. Ltd. ........ 6,300 70,316
Japan Post Holdings Co. Ltd. ...... 2,800 25,930
Japan Post Insurance Co. Ltd. ..... 200 5,121
Kakaku.com, Inc. .............. 400 6,799
Keyence Corp. ............... 300 108,519
Kyocera Corp. ................ 200 2,361
LY Corp. .................... 200 731
Mazda Motor Corp. ............ 1,600 9,594
McDonald's Holdings Co. Japan Ltd. . 500 19,967
MISUMI Group, Inc. ............ 400 5,760
Mitsubishi Chemical Group Corp. ... 600 3,268
Mitsubishi Estate Co. Ltd. ........ 1,000 18,722
Mitsubishi HC Capital, Inc. ........ 300 2,217
Mitsubishi Heavy Industries Ltd. .... 1,700 40,590
Mitsubishi UFJ Financial Group, Inc. . 10,800 148,854
Mitsui & Co. Ltd. .............. 6,900 140,461
Mitsui Fudosan Co. Ltd. ......... 8,600 76,869
Mizuho Financial Group, Inc. ...... 4,700 137,859
MS&AD Insurance Group Holdings, Inc. 1,200 25,639
Security
Shares
Shares Value
Japan (continued)
Murata Manufacturing Co. Ltd. ..... 7,600 $ 113,119
NEC Corp. .................. 1,500 43,074
Nintendo Co. Ltd. .............. 100 8,358
Nomura Holdings, Inc. .......... 2,800 18,498
Nomura Real Estate Holdings, Inc. .. 2,900 16,071
Nomura Research Institute Ltd. .... 500 19,785
Obayashi Corp. ............... 900 13,253
Olympus Corp. ............... 2,700 32,257
Ono Pharmaceutical Co. Ltd. ...... 100 1,118
ORIX Corp. .................. 4,200 94,345
Otsuka Corp. ................ 100 1,895
Otsuka Holdings Co. Ltd. ........ 900 42,849
Panasonic Holdings Corp. ........ 6,000 56,756
Recruit Holdings Co. Ltd. ........ 2,500 148,328
Resona Holdings, Inc. .......... 2,000 18,208
Sekisui House Ltd. ............. 500 10,488
Shimadzu Corp. ............... 200 4,427
Shimizu Corp. ................ 2,000 22,156
Shin-Etsu Chemical Co. Ltd. ...... 300 8,633
SoftBank Corp. ............... 37,200 53,748
SoftBank Group Corp. .......... 700 53,451
Sompo Holdings, Inc. ........... 3,000 88,461
Sony Group Corp. ............. 11,100 266,992
Subaru Corp. ................ 200 3,679
Sumitomo Chemical Co. Ltd. ...... 16,500 41,268
Sumitomo Corp. .............. 4,400 112,463
Sumitomo Mitsui Financial Group, Inc. 4,100 103,429
Sumitomo Mitsui Trust Group, Inc. .. 500 13,107
Suntory Beverage & Food Ltd. ..... 800 24,157
Suzuki Motor Corp. ............ 200 2,197
T&D Holdings, Inc. ............. 400 9,767
Takeda Pharmaceutical Co. Ltd. .... 5,400 148,337
TDK Corp. .................. 1,900 23,148
Terumo Corp. ................ 3,900 66,133
Tokio Marine Holdings, Inc. ....... 1,600 64,245
Tokyo Electron Ltd. ............ 700 111,285
Tokyo Gas Co. Ltd. ............ 200 6,698
Tokyo Tatemono Co. Ltd. ......... 100 1,673
Toyota Motor Corp. ............ 7,300 129,850
Unicharm Corp. ............... 200 1,383
3,801,503
Mexico — 0.0%
Fresnillo plc ................. 164 3,024
Netherlands — 3.6%
Adyen NV
(b) (c) (d)
............... 19 32,588
Argenx SE
(d)
................. 43 28,880
ASML Holding NV ............. 417 289,012
ASR Nederland NV ............ 153 10,163
Euronext NV
(b) (c)
............... 79 12,734
Heineken Holding NV ........... 125 8,437
Heineken NV ................ 804 63,107
ING Groep NV ................ 1,517 35,355
Koninklijke KPN NV ............ 606 2,707
NN Group NV ................ 1,380 92,923
Wolters Kluwer NV ............. 335 52,179
628,085
New Zealand — 0.8%
Contact Energy Ltd. ............ 1,569 8,409
Fisher & Paykel Healthcare Corp. Ltd. 340 7,371
Xero Ltd.
(d)
.................. 1,105 127,252
143,032

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Norway — 0.5%
Aker BP ASA ................. 1,237 $ 29,758
DNB Bank ASA ............... 73 1,847
Gjensidige Forsikring ASA ........ 50 1,315
Kongsberg Gruppen ASA ........ 1,168 34,903
Var Energi ASA ............... 7,896 27,047
94,870
Portugal — 0.2%
EDP SA .................... 7,514 32,478
Singapore — 1.6%
DBS Group Holdings Ltd. ........ 4,200 154,159
Singapore Telecommunications Ltd. . 40,400 120,398
274,557
South Africa — 0.0%
Anglo American plc ............ 77 2,167
Spain — 2.8%
ACS Actividades de Construccion y
Servicios SA ............... 444 30,643
Banco Bilbao Vizcaya Argentaria SA . 7,817 130,374
Banco Santander SA ........... 20,778 178,499
Bankinter SA ................. 364 5,196
Endesa SA .................. 1,855 53,664
Iberdrola SA ................. 52 914
Industria de Diseno Textil SA ...... 790 37,736
Repsol SA .................. 638 9,673
Telefonica SA ................ 8,271 42,685
489,384
Sweden — 2.9%
AddTech AB , Class B ........... 1,007 33,853
Alfa Laval AB ................ 877 38,103
Assa Abloy AB , Class B ......... 64 2,118
Atlas Copco AB , Class A ......... 6,144 93,563
Atlas Copco AB , Class B ......... 3,080 41,682
Boliden AB
(d)
................. 735 22,498
Getinge AB , Class B ............ 1,037 20,469
Hexagon AB , Class B ........... 2,225 24,448
Industrivarden AB , Class A ....... 303 11,210
Sandvik AB .................. 1,726 42,114
Skanska AB , Class B ........... 590 13,763
SKF AB , Class B .............. 119 2,772
Svenska Handelsbanken AB , Class A 345 4,204
Swedbank AB , Class A .......... 3,694 98,364
Swedish Orphan Biovitrum AB
(d)
.... 242 6,654
Tele2 AB , Class B ............. 514 7,944
Telefonaktiebolaget LM Ericsson , Class
B ...................... 6,028 43,785
507,544
Switzerland — 5.4%
ABB Ltd. (Registered) ........... 3,477 227,041
Accelleron Industries AG ......... 94 8,562
Belimo Holding AG (Registered) .... 46 53,531
Chocoladefabriken Lindt & Spruengli
AG ..................... 2 29,421
Clariant AG (Registered) ......... 252 2,586
DSM-Firmenich AG ............ 325 31,226
Flughafen Zurich AG (Registered) ... 179 50,449
Givaudan SA (Registered) ........ 38 158,853
Helvetia Holding AG (Registered) ... 122 29,339
Kuehne + Nagel International AG
(Registered) ............... 356 72,581
Logitech International SA (Registered) 422 39,131
SGS SA (Registered) ........... 303 30,789
Security
Shares
Shares Value
Switzerland (continued)
Sonova Holding AG (Registered) ... 174 $ 47,364
UBS Group AG (Registered) ...... 956 35,529
Zurich Insurance Group AG ....... 205 139,832
956,234
United Kingdom — 11.8%
3i Group plc ................. 29 1,585
Admiral Group plc ............. 191 8,610
AstraZeneca plc .............. 1,711 249,621
Auto Trader Group plc
(b) (c)
........ 3,069 33,881
Aviva plc ................... 1,296 11,073
BAE Systems plc .............. 5,619 134,073
Barclays plc ................. 32,093 156,871
Beazley plc .................. 44 518
Berkeley Group Holdings plc ...... 10 481
British Land Co. plc (The) ........ 1,707 7,845
Bunzl plc ................... 292 8,666
CK Hutchison Holdings Ltd. ....... 1,500 9,763
Compass Group plc ............ 1,873 65,816
ConvaTec Group plc
(b) (c)
......... 3,818 11,763
Diageo plc .................. 1,444 34,999
Drax Group plc ............... 728 6,799
Halma plc ................... 131 5,605
HSBC Holdings plc ............ 14,215 173,181
IG Group Holdings plc .......... 1,646 24,510
Informa plc .................. 5,094 58,250
InterContinental Hotels Group plc ... 489 56,255
International Consolidated Airlines
Group SA ................. 307 1,534
Intertek Group plc ............. 1,229 79,910
J Sainsbury plc ............... 9,869 39,462
Johnson Matthey plc ........... 163 3,798
Kingfisher plc ................ 750 2,667
London Stock Exchange Group plc .. 1,315 160,292
NatWest Group plc ............. 6,194 42,996
Pearson plc ................. 433 6,123
RELX plc ................... 730 37,932
Rolls-Royce Holdings plc ........ 15,150 215,024
Sage Group plc (The) ........... 3,619 58,109
Smith & Nephew plc ............ 317 4,845
Smiths Group plc .............. 2,477 76,728
Standard Chartered plc .......... 2,318 41,555
Taylor Wimpey plc ............. 3,407 4,584
Tesco plc ................... 9,718 54,600
Unilever plc .................. 1,384 80,581
Vodafone Group plc ............ 100,516 108,979
2,079,884
United States — 8.5%
Alcon AG ................... 34 2,981
BP plc ..................... 12,798 68,601
CSL Ltd. .................... 404 69,886
Experian plc ................. 2,643 139,262
GSK plc .................... 3,630 66,770
James Hardie Industries plc , CDI
(d)
.. 561 14,725
Nestle SA (Registered) .......... 1,603 140,065
Novartis AG (Registered) ........ 2,341 266,610
Roche Holding AG ............. 648 202,385
Sanofi SA ................... 1,897 170,295
Schneider Electric SE ........... 367 94,977
Shell plc .................... 6,566 235,937

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
United States (continued)
Stellantis NV ................. 1,903 $ 16,794
1,489,288
Total Common Stocks — 97.6%
(Cost: $ 14,409,781 ) .............................. 17,161,463
Preferred Securities
Preferred Stocks — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA (Preference) 807 62,186
Porsche Automobil Holding SE
(Preference) ............... 680 27,291
Sartorius AG (Preference) ........ 3 639
90,116
Total Preferred Securities — 0.5%
(Cost: $ 89,355 ) ................................ 90,116
Total Long-Term Investments — 98 .1%
(Cost: $ 14,499,136 ) .............................. 17,251,579
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.20%
(e) (f)
.... 542,893 $ 542,893
Total Short-Term Securities — 3 .1%
(Cost: $ 542,893 ) ................................ 542,893
Total Investments — 101.2%
(Cost: $ 15,042,029 ) .............................. 17,794,472
Liabilities in Excess of Other Assets — (1.2) % ............ (215,844)
Net Assets — 100.0% .............................. $ 17,578,628
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 472,425 $ 70,468
(a)
$ — $ — $ — $ 542,893 542,893 $ 5,208 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Sustainable Advantage International Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 2 09/19/25 $ 261 $ (6,180)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 1,199,184 $ — $ 1,199,184
Austria .............................................. — 37,105 — 37,105
Belgium ............................................. — 117,672 — 117,672
Brazil ............................................... — 28,021 — 28,021
Chile ............................................... — 30,728 — 30,728
China ............................................... — 88,347 — 88,347
Denmark ............................................. — 264,651 — 264,651
Finland .............................................. — 266,083 — 266,083
France .............................................. — 1,814,662 — 1,814,662
Germany ............................................ — 1,776,386 — 1,776,386
Hong Kong ........................................... — 410,468 — 410,468
Ireland .............................................. — 8,868 — 8,868
Israel ............................................... — 136,126 — 136,126
Italy ................................................ — 481,112 — 481,112
Japan ............................................... — 3,801,503 — 3,801,503
Mexico .............................................. — 3,024 — 3,024
Netherlands ........................................... — 628,085 — 628,085
New Zealand .......................................... 7,371 135,661 — 143,032
Norway .............................................. — 94,870 — 94,870
Portugal ............................................. — 32,478 — 32,478
Singapore ............................................ — 274,557 — 274,557
South Africa ........................................... — 2,167 — 2,167
Spain ............................................... 53,664 435,720 — 489,384
Sweden ............................................. — 507,544 — 507,544
Switzerland ........................................... — 956,234 — 956,234

Schedule of Investments
(unaudited) (continued)
July 31, 2025
BlackRock Sustainable Advantage International Equity Fund

Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ — $ 2,079,884 $ — $ 2,079,884
United States .......................................... — 1,489,288 — 1,489,288
Preferred Securities ....................................... — 90,116 — 90,116
Short-Term Securities
Money Market Funds ...................................... 542,893 — — 542,893
$ 603,928 $ 17,190,544 $ — $ 17,794,472
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (6,180) $ — $ — $ (6,180)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CDI Crest Depository Interests
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)